VARIABLE INTEREST ENTITIES ("VIE")	12 Months Ended
Dec. 31, 2017
VARIABLE INTEREST ENTITIES [Abstract]
VARIABLE INTEREST ENTITIES (VIE)

5.	VARIABLE INTEREST ENTITIES ("VIE")

As of December 31, 2017, we leased seven vessels (December 31, 2016: six vessels) from VIEs under finance leases, of which four were with ICBC Finance Leasing Co. Ltd, or ICBCL; one with a subsidiary of China Merchants Bank Co. Ltd, or CMBL; one with CCB Financial Leasing Corporation Limited, or CCBFL; and one with a COSCO Shipping entity, or COSCO.

ICBCL Lessor VIEs
Commencing in October 2014, we sold the Golar Glacier, followed by the remaining three newbuilds (the Golar Kelvin, Golar Snow and Golar Ice) to ICBCL entities in the first quarter of 2015. The vessels were simultaneously leased back on bareboat charters for a term of ten years. We have several options to repurchase the vessels at fixed predetermined amounts during the charter periods with the earliest date from the fifth year anniversary of commencement of the bareboat charter, and an obligation to purchase the assets at the end of the ten year lease period.

CMBL Lessor VIE
In November 2015, we sold the Golar Tundra to a CMBL entity and subsequently leased back the vessel on a bareboat charter for a term of ten years. We have options to repurchase the vessel throughout the charter term at fixed pre-determined amounts, commencing from the third year anniversary of the commencement of the bareboat charter, with an obligation to repurchase the vessel at the end of the ten year lease period.

CCBFL Lessor VIE
In March 2016, we sold the Golar Seal to a CCBFL entity and subsequently leased back the vessel on a bareboat charter for a term of ten years. We have options to repurchase the vessel throughout the charter term at fixed pre-determined amounts, commencing from the fifth year anniversary of the commencement of the bareboat charter, with an obligation to repurchase the vessel at the end of the ten year lease period.

COSCO Lessor VIE
In March 2017, we sold the Golar Crystal to a COSCO entity and subsequently leased back the vessel on a bareboat charter for a term of ten years. We have options to repurchase the vessel throughout the charter term at fixed pre-determined amounts, commencing from the third year anniversary of the commencement of the bareboat charter, with an obligation to repurchase the vessel at the end of the ten year lease period.

While we do not hold any equity investments in the above SPVs, we have determined that we have a variable interest in these SPVs and that these lessor entities, that own the vessels, are VIEs. Based on our evaluation of the agreements, we have concluded that we are the primary beneficiary of these VIEs and, accordingly, these VIEs are consolidated into our financial results. We did not record any gains or losses from the sale of these vessels as they continued to be reported as vessels at their original costs in our consolidated financial statements at the time of each transaction. The equity attributable to ICBCL, CMBL, CCBFL and COSCO in their respective VIEs are included in non-controlling interests in our consolidated financial statements. As of December 31, 2017 and 2016, the respective vessels are reported under “Vessels and equipment, net” in our consolidated balance sheets.

The following table gives a summary of the sale and leaseback arrangements, including repurchase options and obligations as of December 31, 2017:

Vessel	Effective from	Sales value (in $ millions)	First repurchase option (in $ millions)	Date of first repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Glacier	October 2014	204.0	173.8	October 2019	142.7	October 2024
Golar Kelvin	January 2015	204.0	173.8	January 2020	142.7	January 2025
Golar Snow	January 2015	204.0	173.8	January 2020	142.7	January 2025
Golar Ice	February 2015	204.0	173.8	February 2020	142.7	February 2025
Golar Tundra	November 2015	254.6	168.7	November 2018	76.4	November 2025
Golar Seal	March 2016	203.0	132.8	March 2021	87.4	March 2026
Golar Crystal	March 2017	187.0	97.3	March 2020	50.6	March 2027

A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charters with the lessor VIEs as of December 31, 2017, are shown below:

(in $ thousands)	2018	2019	2020	2021	2022	2023+
Golar Glacier	17,100	17,100	17,147	17,100	17,100	29,985
Golar Kelvin	17,100	17,100	17,147	17,100	17,100	32,795
Golar Snow	17,100	17,100	17,147	17,100	17,100	32,795
Golar Ice	17,100	17,100	17,147	17,100	17,100	35,700
Golar Tundra (1)	24,545	23,360	22,260	21,136	20,067	51,286
Golar Seal	15,151	15,193	15,151	15,151	15,151	45,495
Golar Crystal (1)	12,151	11,925	11,718	11,471	11,266	45,522

(1) The payment obligations relating to the Golar Tundra and Golar Crystal above include variable rental payments due under the lease based on an assumed LIBOR plus a margin.

The assets and liabilities of the lessor VIEs that most significantly impact our consolidated balance sheets as of December 31, 2017 and 2016, are as follows:

(in $ thousands)	Golar Glacier	Golar Kelvin	Golar Snow	Golar Ice	Golar Tundra	Golar Seal	Golar Crystal	2017	2016
Assets								Total	Total
Restricted cash and short-term deposits (see note 18)	16,179	53,003	16,379	8	38,514	3,778	2,202	130,063	70,021

Liabilities
Debt:
Short-term interest bearing debt (see note 23)	31,659	182,540	22,393	134,954	198,613	143,849	104,006	818,014	388,628
Long-term interest bearing debt - current portion (see note 23)	7,650	—	8,000	—	—	—	—	15,650	21,532
Long-term interest bearing debt - non-current portion (see note 23)*	121,586	—	131,105	—	—	—	—	252,691	624,384
	160,895	182,540	161,498	134,954	198,613	143,849	104,006	1,086,355	1,034,544
*These balances are net of deferred finance charges

The most significant impact of the lessor VIEs operations on our consolidated statements of operations is interest expense of $37.4 million, $44.1 million and $31.6 million for the years ended December 31, 2017, 2016 and 2015, respectively. The most significant impact of the lessor VIEs cash flows on our consolidated statements of cash flows is net cash received in financing activities of $51.5 million, $154.2 million and $704.2 million for the years ended December 31, 2017, 2016 and 2015, respectively.